Intangible Assets (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2015	$ 16,366,511
2016	16,270,349
2017	16,239,217
2018	16,239,217
2019	16,239,217
Thereafter	40,614,137
Intangible Assets Net Excluding Goodwill	$ 121,968,648	$ 138,336,945